JPMorgan Investor Growth Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 83.6%
Fixed Income — 11.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	46,453	484,968
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	12,008	87,897
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,099	26,765
JPMorgan High Yield Fund Class R6 Shares (a)	20,072	132,272
JPMorgan Income Fund Class R6 Shares (a)	3,420	29,452
Total Fixed Income		761,354
International Equity — 13.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	4,223	170,523
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	6,653	138,244
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,504	142,216
JPMorgan International Equity Fund Class R6 Shares (a)	11,881	273,376
JPMorgan International Focus Fund Class R6 Shares (a)	5,903	178,272
Total International Equity		902,631
U.S. Equity — 57.9%
JPMorgan Equity Income Fund Class R6 Shares (a)	7,256	191,990
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	8,405	819,942
JPMorgan Large Cap Value Fund Class R6 Shares (a)	28,555	621,061
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	2,110	122,370
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	395	21,014
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,728	79,963
JPMorgan U.S. Equity Fund Class R6 Shares (a)	30,711	871,281
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	3,697	367,747
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	9,494	465,123
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,711	188,817
Total U.S. Equity		3,749,308
Total Investment Companies (Cost $3,231,762)		5,413,293
Exchange-Traded Funds — 15.3%
International Equity — 11.1%
JPMorgan Global Select Equity ETF (a)	3,262	221,058
JPMorgan International Research Enhanced Equity ETF (a)	6,764	497,432
Total International Equity		718,490
U.S. Equity — 4.2%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	4,247	269,400
Total Exchange-Traded Funds (Cost $726,355)		987,890

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b) (Cost $80,588)	80,588	80,588
Total Investments — 100.1% (Cost $4,038,705)		6,481,771
Liabilities in Excess of Other Assets — (0.1)%		(3,645)
NET ASSETS — 100.0%		6,478,126

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,481,771	$—	$—	$6,481,771

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$458,635	$21,780	$—	$—	$4,553	$484,968	46,453	$4,916	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	85,852	1,088	—	—	957	87,897	12,008	1,089	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	25,492	377	—	—	896	26,765	4,099	377	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	150,211	—	—	—	20,312	170,523	4,223	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	124,672	—	—	—	13,572	138,244	6,653	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	182,104	844	—	—	9,042	191,990	7,256	844	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	139,623	—	—	—	2,593	142,216	3,504	—	—
JPMorgan Global Select Equity ETF (a)	209,870	—	—	—	11,188	221,058	3,262	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	129,333	2,144	—	—	795	132,272	20,072	2,144	—
JPMorgan Income Fund Class R6 Shares (a)	28,950	434	—	—	68	29,452	3,420	434	—
JPMorgan International Equity Fund Class R6 Shares (a)	266,128	—	—	—	7,248	273,376	11,881	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	168,237	—	—	—	10,035	178,272	5,903	—	—
JPMorgan International Research Enhanced Equity ETF (a)	478,695	—	—	—	18,737	497,432	6,764	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	750,269	—	—	—	69,673	819,942	8,405	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	581,209	2,582	—	—	37,270	621,061	28,555	2,581	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	117,074	—	—	—	5,296	122,370	2,110	—	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	251,477	—	—	—	17,923	269,400	4,247	—	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	21,046	—	—	—	(32)	21,014	395	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	72,342	281	—	—	7,340	79,963	2,728	282	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	802,476	1,339	—	—	67,466	871,281	30,711	1,338	—
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	330,292	—	—	—	37,455	367,747	3,697	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b)	79,559	49,717	48,688	—	—	80,588	80,588	841	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	431,997	1,207	—	—	31,919	465,123	9,494	1,207	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	182,739	—	—	—	6,078	188,817	4,711	—	—
Total	$6,068,282	$81,793	$48,688	$—	$380,384	$6,481,771		$16,053	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of September 30, 2025.